Sales Revenues - Summary of Remaining Performance Obligations (Detail) - Oil products [member] $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 59,503
Domestic market [member] | Gasoline [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	3,853
Domestic market [member] | Diesel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	6,538
Domestic market [member] | Natural Gas [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	15,929
Domestic market [member] | Services and others [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	5,722
Domestic market [member] | Naphtha [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	3,722
Domestic market [member] | Electricity [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,286
Domestic market [member] | Other oil products [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	45
Domestic market [member] | Jet fuel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	943
Foreign market [member] | Exports [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	18,465
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	24,730
Not later than one year [member] | Domestic market [member] | Gasoline [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	3,853
Not later than one year [member] | Domestic market [member] | Diesel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	6,538
Not later than one year [member] | Domestic market [member] | Natural Gas [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,714
Not later than one year [member] | Domestic market [member] | Services and others [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,542
Not later than one year [member] | Domestic market [member] | Naphtha [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	3,722
Not later than one year [member] | Domestic market [member] | Electricity [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	718
Not later than one year [member] | Domestic market [member] | Other oil products [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	45
Not later than one year [member] | Domestic market [member] | Jet fuel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	943
Not later than one year [member] | Foreign market [member] | Exports [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 2,655